LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail) $ in Thousands			12 Months Ended
	May 15, 2021	Nov. 30, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 HKD ($)	Nov. 30, 2016 HKD ($)	Jan. 28, 2013 USD ($)	Jan. 28, 2013 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings			$ 5,700,168	$ 4,451,278
Amount available for future drawdown			$ 1,744,637
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity								$ 1,395,357	$ 10,855,880,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 30,077					$ 234,000,000
Maturity date			Nov. 30, 2021
Net assets restricted from distribution			$ 1,192,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Extended Maturity [Member]
Long-Term Debt [Line Items]
Maturity date	Jan. 15, 2028
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 129					1,000,000
Total outstanding borrowings			129			$ 1,000,000
Term loan facility, cash collateral		131					1,012,500
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 29,948					$ 233,000,000
Total outstanding borrowings						0
Amount available for future drawdown			30,054			$ 233,000,000
Loan commitment fees recognized			$ 421	$ 416	$ 419